Trade and Other Payables (Details) - Schedule of Trade and Other Payables - PEN (S/) S/ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Schedule of Trade and Other Payables [Abstract]
Trade payables	[1]	S/ 107,327	S/ 156,586
Interest payable	[2]	29,828	26,611
Remuneration payable		27,792	22,245
Advances from customers		15,726	14,702
Taxes and contributions		17,225	11,347
Dividends payable		10,322	9,764
Accounts payable related to the acquisition of property, plant and equipment		9,379	14,560
Board of Directors’ fees		4,700	5,191
Guarantee deposits		3,488	4,127
Account payable to the principal and affiliates		516	2,686
Hedge finance cost payable			5,978
Other accounts payable		5,208	10,757
Trade and other payables		S/ 231,511	S/ 284,554

[1]	Trade accounts payable result from the purchases of material, services and supplies for the Group’s operations, and mainly correspond to invoices payable to domestic suppliers. Trade payables are non-interest bearing and are normally settled within 60 to 120 days term.
[2]	Interest payable is normally settled semiannually throughout the financial year.